Derivative Instruments - Schedule of Level 3 Activity (Details) - Physical Liquefaction Supply Derivatives [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets (Liabilities) Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		$ 12	$ 35	$ (4)
Realized and mark-to-market gains (losses):
Included in cost of sales		(1,276)	28	(83)
Purchases and settlements:
Purchases		9	0	121
Settlements		34	(58)	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	[1]	0	7	0
Balance, end of period		(1,221)	12	35
Change in unrealized gain (loss) relating to instruments still held at end of period		$ (1,276)	$ 28	$ (83)

[1]	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market for the underlying natural gas purchase agreements.